Summary of Significant Accounting Policies - Table 2 (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration of Net Operating Revenues By Payor [Abstract]
Medicare	72.00%	70.50%	67.80%
Medicaid	1.60%	1.80%	2.20%
Workers’ Compensation	1.60%	1.60%	1.70%
Managed Care	19.80%	21.30%	23.00%
Other Third-Party Payors	2.00%	2.30%	2.60%
Patients	1.20%	1.30%	1.30%
Other Income	1.80%	1.20%	1.40%
Total	100.00%	100.00%	100.00%